Short-Term Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings		¥ 33,800,000	$ 4,630,581	¥ 26,814,237
China Merchant Bank Lianyang Branch (“CMBLY”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[1]	20,000,000		20,000,000
China Merchant Bank Shanghai Branch (“CMBSH”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[2]	12,000,000
Bank of Shanghai (“BOS”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[3]			5,000,000
China Construction Bank (“CCB”)
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[3]	¥ 1,800,000		¥ 1,814,237

[1]	On September 18, 2019, Zhibao China Group entered into an extended three-year bank credit facility with CMBLY under which Zhibao China Group can draw-down up to RMB 15,000,000 by September 17, 2022. The interest rate for this credit facility was determined on the draw-down date. The credit facility was collateralized by properties owned by Mr. Botao Ma, the founder and Chief Executive Officer of the Company. In October 2020, Zhibao China Group entered into an extended three-year bank credit facility with CMBLY under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 14, 2023. In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMBLY under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 2026. The borrowings bore interest rate of 3.45% and 3.00% per annum as of June 30, 2024 and December 31, 2024, respectively. The term for each borrowing is one year. For the six months ended December 31, 2023 and 2024, the Company has drawn down RMB 20,000,000 and RMB 20,000,000 ($2,739,989) from CMBLY. For the six months ended December 31, 2023 and 2024, the Company has repaid RMB 20,000,000 and RMB 20,000,000 ($2,739,989) to CMBLY.
[2]	On July 7, 2024, Zhibao China Group entered into a one-year bank borrowing agreement with CMBSH under which Zhibao China Group borrowed RMB 12,000,000 (US$1,643,993). The interest rate is 3.80% per annum. The bank borrowing was guaranteed by letter of indemnity of the Company..
[3]

In September 2023, Zhibao China Group borrowed RMB 5,000,000 from BOS with maturity date due in September 2024. The borrowings bore interest rate of 3.65% per annum.

For the six months ended December 31, 2024, the Company fully repaid the borrowing on due date.